Significant accounting policies - Property equipment and leasehold improvement, net (Details)	12 Months Ended
Dec. 31, 2021
Transportation equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Minimum | Electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Maximum | Electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Maximum | Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years